SERVICE INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF SERVICE INVENTORIES

The following table summarizes the service inventories for the period end dates as set forth below (in US$ thousands):

	December 31,	December 31,
	2022	2021

Spare parts	$64,006	$65,883
Chemicals	46,515	27,981
Total	$110,521	$93,864